UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Item 1 – Report to Stockholders

APRIL 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Emerging Market Allocation Portfolio   |   of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Page

The Markets in Review	3
Semi-Annual Report:
Fund Summary	4
Derivative Financial Instruments	6
About Fund Performance	7
Disclosure of Expenses	7
Financial Statements:
Consolidated Schedule of Investments	8
Consolidated Statement of Assets and Liabilities	25
Consolidated Statement of Operations	26
Consolidated Statement of Changes in Net Assets	27
Consolidated Financial Highlights	28
Notes to Consolidated Financial Statements	31
Officers and Trustees	42
Additional Information	43

2	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

The Markets in Review

Dear Shareholder,

Financial market performance was generally positive for the 6- and 12-month periods ended April 30, 2015, although volatility increased from the remarkably low levels seen in recent years. In 2014, as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market.

Around mid-year, however, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. As the U.S. economy continued to post stronger data, investors grew concerned that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets during this period even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became attractive as compared to international sovereign debt.

Equity markets reversed in 2015, with U.S. stocks underperforming international markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. The continued appreciation of the dollar was an additional headwind for exporters. Although U.S. economic momentum had broadly weakened, the labor market — a key determinant for the Fed’s decision on the future of interest rate policy — showed improvement, keeping investors on edge about when to expect the first rate hike.

In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. The ECB’s asset purchase program was the largest in scale and effect on the markets. Global sentiment improved with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the eurozone. Emerging market stocks rebounded in April as oil prices appeared to stabilize.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2015

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.40%	12.98%
U.S. small cap equities (Russell 2000® Index)	4.65	9.71
International equities (MSCI Europe, Australasia, Far East Index)	6.81	1.66
Emerging market equities (MSCI Emerging Markets Index)	3.92	7.80
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.59	8.03
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.06	4.46
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.27	4.86
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.52	2.59

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2015

Investment Objective

BlackRock Emerging Market Allocation Portfolio’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2015, the Fund outperformed its custom blended benchmark (60% MSCI Emerging Markets Index (“MSCI EM” or the “equity benchmark”)/40% JPMorgan Emerging Markets Bond Index Plus (“EMBI+” or the “fixed income benchmark”).

What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to specific markets or to manage market and/or equity risks. Through the use of total return swaps, the Fund seeks to manage more effectively its desired exposures to fixed income and equity markets.
•	Within equities, stock selection and thematic investment ideas were the largest contributors to performance relative to the benchmark. Overweights in Chinese transportation and telecommunication stocks, which were based on analyst sentiment and the investment advisor’s thematic views, were among the most important contributors. An underweight position in oil & gas producers also contributed to outperformance, as energy stocks lagged due to the decline in oil prices.
•	Within fixed income, the Fund’s underweights in Venezuela and Ukraine made important contributions to performance given that both markets underperformed during that period.
•	The largest detractors from performance within equities were the Fund’s underweight positions in Mexican telecommunications and media stocks, as well as its short position in computer producers, mainly in China and South Korea. On the fixed income side, the most important detractors from performance were slight underweight positions in the sovereign bonds of Turkey, Hungary and Mexico.

Describe recent portfolio activity.

•	At period end, the Fund was slightly overweight in both fixed income and equities, given the use of a small amount of leverage to compensate for the lower risk profile of the Fund versus the custom blended benchmark. Within fixed income, the Fund remained strategically biased toward high quality issuers and significantly underweight in the lowest rated benchmark constituents.
•	As oil prices declined during late 2014, the Fund increased its short position in oil producing countries such as Russia and Mexico, while overweighting those countries that stood to gain the greatest benefit from lower oil prices, such as India. The positions were gradually scaled back to neutral as oil prices started to stabilize at the beginning of 2015.
•	The Fund’s cash exposure resulted from maintaining long and short positions via the use of derivatives. The Fund was fully invested throughout the period, and the cash exposure did not have a material impact on performance.

Describe portfolio positioning at period end.

•	At the end of the period, the Fund’s largest equity overweights were in Indonesia, Philippines and Turkey, while its largest equity underweights were in Thailand, South Korea and China. Within fixed income, the Fund’s largest out-of-benchmark allocations were to the bonds of developed market companies that conduct a significant amount of business in the emerging markets. Within the emerging markets, the Fund was overweight in investment grade Asian countries, as well as in Peru, Uruguay and Chile.
4	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in equity and debt instruments and related derivative instruments issued by, or tied economically to, companies or other issuers located in emerging markets.
[3]	A customized weighted index comprised of the returns of the (60%) MSCI Emerging Markets Index and (40%) JPMorgan Emerging Markets Bond Index Plus. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. JPMorgan Emerging Markets Bond Index Plus is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.
[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2015

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.57%	10.29%	N/A	1.43%	N/A
Investor A	3.41	10.03	4.25%	1.16	(1.59)%
Investor C	3.08	9.26	8.26	0.46	0.46
60% MSCI Emerging Markets Index/40% JPMorgan Emerging Markets Bond Index Plus	2.54	6.45	N/A	1.90	N/A
MSCI Emerging Markets Index	3.92	7.80	N/A	2.47	N/A
JPMorgan Emerging Markets Bond Index Plus	0.36	4.18	N/A	0.83	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on May 16, 2013.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,035.70	$ 7.07	$1,000.00	$1,017.85	$ 7.00	1.40%
Investor A	$1,000.00	$1,034.10	$ 8.32	$1,000.00	$1,016.61	$ 8.25	1.65%
Investor C	$1,000.00	$1,030.80	$12.08	$1,000.00	$1,102.89	$11.98	2.40%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	5

Fund Summary (concluded)

Portfolio Information as of April 30, 2015

Portfolio Composition	Percent of Long-Term Investments
Foreign Government Obligations	67%
Corporate Bonds	15
Foreign Agency Obligations	9
Investment Companies	9

	Percent of Total investments[1]
Geographic Allocation	Long	Short	Total
China	10%	6%	16%
Taiwan	8	3	11
South Korea	6	4	10
Brazil	7	2	9
Hong Kong	5	2	7
United States	7	—	7
Mexico	4	2	6
South Africa	4	1	5
Turkey	4	1	5
Russia	3	—	3
Poland	3	—	3
Philippines	2	—	2
Malaysia	2	—	2
Indonesia	2	—	2
Thailand	1	1	2
Colombia	1	1	2
Other[2]	6	2	8

Total	75%	25%	100%
[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
[2]	Other includes a 1% or less investment in each of the following countries: Argentina, Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Egypt, Finland, France, Germany, Hungary, India, Ireland, Israel, Italy, Japan, Kazakhstan, Lithuania, Malta, Netherlands, Norway, Panama, Peru, Romania, Saudi Arabia, Singapore, Spain, Sweden, Switzerland, Ukraine, United Arab Emirates, United Kingdom, Uruguay and Venezuela.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

6	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on November 1, 2014 and held through April 30, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	7

Consolidated Schedule of Investments April 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
United States — 8.6%
3M Co., 3.88%, 6/15/44	$100	$103,269
Amazon.com, Inc.:
4.80%, 12/05/34	100	106,183
4.95%, 12/05/44	75	79,674
American Express Co., 4.05%, 12/03/42	75	72,331
Apple, Inc.:
3.85%, 5/04/43	150	144,986
3.45%, 2/09/45	175	156,490
Bristol-Myers Squibb Co., 4.50%, 3/01/44	100	110,397
Eli Lilly & Co.:
5.55%, 3/15/37	75	92,135
3.70%, 3/01/45	100	96,648
General Electric Co.:
4.13%, 10/09/42	125	129,694
4.50%, 3/11/44	100	109,767
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	200	249,576
4.80%, 7/08/44	150	159,441
Intel Corp.:
4.80%, 10/01/41	75	81,497
4.25%, 12/15/42	100	100,961
International Business Machines Corp.:
5.60%, 11/30/39	75	90,334
4.00%, 6/20/42	75	72,338
Merck & Co., Inc.:
6.50%, 12/01/33	100	134,595
3.70%, 2/10/45	150	144,977
Microsoft Corp.:
3.50%, 2/12/35	75	71,480
5.30%, 2/08/41	175	209,434
3.75%, 2/12/45	200	189,478
Morgan Stanley:
6.38%, 7/24/42	75	96,927
4.30%, 1/27/45	225	221,250
Oracle Corp.:
4.30%, 7/08/34	225	233,789
5.38%, 7/15/40	200	234,898
PepsiCo, Inc.:
4.00%, 3/05/42	100	101,974
4.25%, 10/22/44	100	104,780
Pfizer, Inc.:
7.20%, 3/15/39	100	142,793
4.40%, 5/15/44	125	131,862
The Procter & Gamble Co., 5.55%, 3/05/37	150	193,807
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	250	302,958
6.50%, 8/15/37	200	273,777
5.63%, 4/01/40	75	93,956
5.63%, 4/15/41	200	251,763
4.30%, 4/22/44	200	215,453
		5,305,672
Total Corporate Bonds — 8.6%		5,305,672
Foreign Agency Obligations	Par (000)	Value
Chile — 0.7%
Corp. Nacional del Cobre de Chile:
4.50%, 8/13/23	$200	$215,502
4.25%, 7/17/42	200	189,464
		404,966
China — 0.3%
State Grid Overseas Investment 2013, Ltd., 3.13%, 5/22/23	200	200,899
Hong Kong — 0.5%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	100	107,724
Sinopec Group Overseas Development 2012, Ltd., 3.90%, 5/17/22	200	208,166
		315,890
Kazakhstan — 0.2%
KazMunayGas National Co. JSC, 9.13%, 7/02/18	100	113,050
Malaysia — 1.0%
Petroliam Nasional BHD, 7.63%, 10/15/26	200	275,052
Petronas Capital, Ltd., 5.25%, 8/12/19	300	335,100
		610,152
Mexico — 0.3%
Petroleos Mexicanos:
5.50%, 1/21/21	100	109,750
6.50%, 6/02/41	50	55,187
		164,937
Netherlands — 0.3%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	200	211,240
Philippines — 0.3%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	150	202,125
South Africa — 0.3%
Eskom Holdings SOC, Ltd., 5.75%, 1/26/21	200	199,200
United Kingdom — 1.3%
HSBC Holdings PLC:
6.50%, 9/15/37	225	282,813
6.10%, 1/14/42	225	292,310
Sinopec Group Overseas Development 2013, Ltd., 4.38%, 10/17/23	200	214,950
		790,073
Total Foreign Agency Obligations — 5.2%		3,212,532

Portfolio Abbreviations

ADR ETF GDR INR JSC	American Depositary Receipts Exchange-Traded Fund Global Depositary Receipts Indian Rupee Joint Stock Company	LIBOR MSCI REIT THB TWD	London InterBank Offered Rate Morgan Stanley Capital International Real Estate Investment Trust Thai Baht Taiwan Dollar

See Notes to Consolidated Financial Statements.

8	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)
Foreign Government Obligations	Par (000)	Value
Argentine Republic Government International Bond:
8.75%, 6/02/17	$25	$24,375
8.28%, 12/31/33	189	191,270
2.50%, 12/31/38	165	95,288
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 7/12/20	100	105,625
Brazilian Government International Bond:
4.88%, 1/22/21	900	961,650
8.88%, 4/15/24	100	135,000
4.25%, 1/07/25	400	394,442
8.75%, 2/04/25	250	335,000
8.25%, 1/20/34	200	264,000
7.13%, 1/20/37	300	363,750
5.00%, 1/27/45	200	187,500
Chile Government International Bond, 2.25%, 10/30/22	250	249,375
Colombia Government International Bond:
4.38%, 7/12/21	800	848,800
4.00%, 2/26/24	200	205,500
8.13%, 5/21/24	150	198,937
7.38%, 9/18/37	100	133,250
6.13%, 1/18/41	250	292,500
5.63%, 2/26/44	200	220,500
Indonesia Government International Bond:
3.75%, 4/25/22	600	611,250
8.50%, 10/12/35	100	144,500
6.63%, 2/17/37	100	121,375
7.75%, 1/17/38	200	272,750
Lithuania Government International Bond:
5.13%, 9/14/17	200	217,400
7.38%, 2/11/20	500	607,000
6.13%, 3/09/21	700	827,750
6.63%, 2/01/22	200	246,452
Mexico Government International Bond:
5.63%, 1/15/17	200	214,700
5.95%, 3/19/19	150	171,225
5.13%, 1/15/20	200	224,000
3.63%, 3/15/22	400	413,000
4.00%, 10/02/23	400	420,400
8.30%, 8/15/31	200	306,000
6.75%, 9/27/34	100	132,500
6.05%, 1/11/40	150	181,688
4.75%, 3/08/44	330	338,827
5.55%, 1/21/45	250	285,625
5.75%, 10/12/49	276	293,940
Panama Government International Bond:
7.13%, 1/29/26	500	647,500
6.70%, 1/26/36	100	129,250
4.30%, 4/29/53	200	189,000
Peruvian Government International Bond:
7.13%, 3/30/19	200	237,000
8.75%, 11/21/33	100	157,750
6.55%, 3/14/37	430	569,212
5.63%, 11/18/50	150	180,375
Philippine Government International Bond:
8.38%, 6/17/19	150	188,437
4.00%, 1/15/21	300	329,250
5.50%, 3/30/26	400	491,000
9.50%, 2/02/30	100	167,875
7.75%, 1/14/31	100	149,500
6.38%, 10/23/34	400	559,000
5.00%, 1/13/37	400	488,000
Foreign Government Obligations	Par (000)	Value
Poland Government International Bond:
6.38%, 7/15/19	$200	$234,800
5.13%, 4/21/21	700	798,868
5.00%, 3/23/22	200	228,150
4.00%, 1/22/24	250	272,007
Romanian Government International Bond:
6.75%, 2/07/22	100	120,250
4.38%, 8/22/23	300	318,000
4.88%, 1/22/24	400	439,500
6.13%, 1/22/44	126	157,601
Russian Foreign Bond — Eurobond:
5.00%, 4/29/20	700	712,250
4.50%, 4/04/22	200	194,464
4.88%, 9/16/23	200	196,000
12.75%, 6/24/28	200	316,000
7.50%, 3/31/30	375	438,649
South Africa Government International Bond:
5.88%, 5/30/22	500	562,700
5.88%, 9/16/25	200	227,900
6.25%, 3/08/41	100	119,070
Turkey Government International Bond:
6.75%, 4/03/18	600	663,000
7.50%, 11/07/19	100	116,290
5.13%, 3/25/22	200	211,750
5.75%, 3/22/24	200	220,408
7.38%, 2/05/25	100	122,875
6.88%, 3/17/36	50	60,865
6.75%, 5/30/40	100	121,250
4.88%, 4/16/43	400	386,000
6.63%, 2/17/45	200	242,000
Ukraine Government International Bond:
6.75%, 11/14/17	100	46,500
7.95%, 2/23/21	200	91,532
Uruguay Government International Bond, 7.63%, 3/21/36	200	279,000
Venezuela Government International Bond:
7.75%, 10/13/19	250	115,625
12.75%, 8/23/22	250	136,875
8.25%, 10/13/24	235	102,813
11.75%, 10/21/26	250	126,875
9.25%, 9/15/27	185	90,650
11.95%, 8/05/31	300	151,500
7.00%, 3/31/38	150	61,125
Total Foreign Government Obligations — 39.5%		24,403,435

Investment Companies	Shares
United States — 5.3%
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (a)	316,117	2,841,892
iShares MSCI Frontier 100 ETF (a)	13,244	410,564
Total Investment Companies — 5.3%		3,252,456
Total Long-Term Investments (Cost — $36,067,587) — 58.6%		36,174,095

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	30,478,690	$30,478,690
Total Short-Term Securities (Cost — $30,478,690) — 49.3%		30,478,690
Total Investments (Cost — $66,546,277) — 107.9%		66,652,785
Liabilities in Excess of Other Assets — (7.9)%		(4,893,506)
Net Assets — 100.0%		$61,759,279

Notes to Consolidated Schedule of Investments

(a)
During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Shares Purchased		Shares Sold	Shares Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	309,065	7,052		—	316,117	$2,841,892	$62,187	—
BlackRock Liquidity Funds, TempFund, Institutional Class	24,500,331	5,978,359	[1]	—	30,478,690	$30,478,690	$9,118	—
iShares MSCI Frontier 100 ETF	13,244	—		—	13,244	$410,564	$39,433	—
[1]	Represents net shares purchased.
(b)	Represents the current yield as of report date.
•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
152	SGX S&P Nifty Index	Singapore Exchange Derivatives Clearing Limited	May 2015	$2,509,976	$(44,035)
•	As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Contracts Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
INR 163,633,417	USD 2,572,448	Standard Chartered Bank	6/30/2015	$(28,766)
•	As of April 30, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation
THB 2.42%[2]	6 Month LIBOR	Bank of America N.A.	9/16/15[3]	9/16/20	95,460	$52,079	—	$52,079
TWD 1.48%[2]	3 Month LIBOR	Bank of America N.A.	9/16/15[3]	9/16/20	85,540	11,347	—	11,347
Total						$63,426	—	$63,426
[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

See Notes to Consolidated Financial Statements.

10	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)

•	As of April 30, 2015, OTC total return swaps outstanding were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	5/01/15 — 10/03/16	$16,712,553	$2,478,279[2]	$18,959,797
	Goldman Sachs & Co.	5/14/15 — 7/27/23	$477,986	28,369[3]	499,684
	UBS AG	7/10/15	$14,949,004	1,972,005[4]	16,715,866
Total				$4,478,653	$36,175,347
[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1125 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
   IntercontinentalExchange LIBOR:
USD 1 Month; USD Spot Next
[2]	Amount includes $231,035 of net dividends and financing fees.
[3]	Amount includes $6,671 of net dividends and financing fees.
[4]	Amount includes $205,143 of net dividends and financing fees.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	11

Consolidated Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2015, expiration dates 5/01/15 — 10/03/16:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	29,000	$182,300
AMBEV SA — ADR	66,308	419,730
Banco Bradesco SA, Preference Shares	2,040	21,775
Banco do Brasil SA	24,500	216,462
Banco do Estado do Rio Grande do Sul, Preference Shares	1,400	5,432
Bradespar SA, Preference Shares	44,000	175,974
Braskem SA — ADR	24,569	203,923
Braskem SA, Preference A Shares	10,300	43,074
BRF SA	2,500	53,436
BRF SA — ADR	3,206	68,833
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	7,449	249,839
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,700	57,551
Cia Energetica de Minas Gerais, Preference Shares	6,700	32,355
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	24,600	155,130
Cia Paranaense de Energia — ADR	707	7,735
Cyrela Brazil Realty SA	10,200	39,711
EDP — Energias do Brasil SA	19,900	75,625
Even Construtora e Incorporadora SA	33,800	55,642
Gerdau SA — ADR	60,679	203,881
Gerdau SA, Preference Shares	6,000	20,014
Itau Unibanco Holding SA, Preference Shares	14,940	191,055
Itau Unibanco Holding SA, Preference Shares — ADR	32,189	412,663
JBS SA	17,200	88,713
Lojas Renner SA	1,300	45,326
Metalurgica Gerdau SA, Preference Shares	25,200	82,301
Multiplus SA	15,400	171,227
Petroleo Brasileiro SA — ADR	1,109	9,626
Petroleo Brasileiro SA, Preference Shares	4,800	20,790
Vale SA, Preference Shares	2,700	16,265
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	900	13,995
Via Varejo SA	2,500	15,682
		3,356,065
Chile
Banco Santander Chile — ADR	8,559	186,672
China
Anhui Conch Cement Co., Ltd., Class H	49,500	200,141
Anhui Expressway Co., Ltd., Class H	38,000	32,819
Anta Sports Products Ltd.	143,000	315,131
Bank of China Ltd., Class H	408,000	279,563
Beijing Capital International Airport Co. Ltd., Class H	404,000	429,402
Byd Co. Ltd., Class H	7,000	42,290
China Biologic Products, Inc.	1,038	99,274
China Cinda Asset Management Co. Ltd.	263,000	156,074
China Citic Bank Corp. Ltd., Class H	110,000	99,754
China CNR Corp., Ltd.	10,500	21,446
China Communications Construction Co. Ltd., Class H	7,000	12,732
	Shares	Value
Reference Entity — Long
China (concluded)
China Communications Services Corp. Ltd., Class H	76,000	$42,829
China Construction Bank Corp., Class H	714,000	693,104
China Everbright Bank Co. Ltd., Class H	165,000	111,795
China International Marine Containers Group Co. Ltd., Class H	3,600	9,701
China Life Insurance Co. Ltd., Class H	69,000	334,876
China Medical System Holdings Ltd.	38,000	67,061
China Pacific Insurance Group Co. Ltd., Class H	18,200	98,649
China Railway Group Ltd., Class H	184,000	258,217
China Southern Airlines Co. Ltd., Class H	86,000	84,513
China Unicom Hong Kong Ltd.	46,000	86,394
CSR Corp. Ltd., Class H	30,000	57,834
Dalian Wanda Commercial Properties Co., Ltd.	21,900	179,574
Datang International Power Generation Co. Ltd., Class H	210,000	122,843
Dongfeng Motor Group Co. Ltd., Class H	156,000	259,172
Great Wall Motor Co. Ltd., Class H	10,500	79,670
Greentown China Holdings Ltd.	7,500	9,305
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	14,000	53,540
Guangzhou R&F Properties Co. Ltd., Class H	70,000	89,281
Industrial & Commercial Bank of China Ltd., Class H	381,000	330,503
Intime Retail Group Co. Ltd.	196,500	219,714
Jiangsu Expressway Co. Ltd., Class H	14,000	19,222
Jiangxi Copper Co. Ltd., Class H	8,000	16,510
Lenovo Group Ltd.	92,000	158,200
Longfor Properties Co. Ltd.	38,000	65,955
Lonking Holdings Ltd.	105,000	26,042
Luoyang Glass Co., Ltd.	8,000	6,448
Metallurgical Corp. of China, Ltd.	85,000	50,161
New China Life Insurance Co. Ltd., Class H	15,500	95,916
Ping An Insurance Group Co. of China Ltd., Class H	35,500	507,694
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,600	148,162
Shenzhen Expressway Co., Ltd.	58,000	55,330
Shenzhou International Group Holdings Ltd.	3,000	14,110
Sihuan Pharmaceutical Holdings Group Ltd.	131,000	74,538
Sino-Ocean Land Holdings Ltd.	432,500	359,795
Sinopharm Group Co. Ltd., Class H	22,800	108,295
TCL Communication Technology Holdings, Ltd.	40,000	42,572
Tencent Holdings Ltd.	31,900	658,380
Weichai Power Co. Ltd., Class H	3,000	11,886
Zhejiang Expressway Co. Ltd., Class H	408,000	647,983
Zhuzhou CSR Times Electric Co. Ltd., Class H	14,000	119,043
ZTE Corp., Class H	800	2,692
		8,066,135
Czech Republic
CEZ AS	4,059	105,454
Hong Kong
Belle International Holdings Ltd.	111,000	142,465
China Merchants Holdings International Co. Ltd.	16,000	72,587
China Mobile Ltd.	41,500	592,756
China Mobile, Ltd. — ADR	3,744	267,434
China Overseas Land & Investment Ltd.	40,000	166,615
China Power International Development, Ltd.	554,000	357,145
China Resources Cement Holdings Ltd.	262,000	166,513

See Notes to Consolidated Financial Statements.

12	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
China Resources Land Ltd.	72,222	$262,036
China Taiping Insurance Holdings Co. Ltd.	30,400	112,939
China Traditional Chinese Medicine Co., Ltd.	24,000	18,688
China Travel International Inv HK	890,000	396,475
China Unicom Hong Kong, Ltd. — ADR	3,930	73,845
Franshion Properties China Ltd.	268,000	108,277
KWG Property Holding Ltd.	141,000	142,466
REXLot Holdings, Ltd.	625,000	46,548
Shanghai Industrial Holdings, Ltd.	48,000	191,375
Shimao Property Holdings Ltd.	68,000	160,093
Sino Biopharmaceutical Ltd.	240,000	274,003
Skyworth Digital Holdings Ltd.	66,000	58,795
Yuexiu Property Co. Ltd.	144,000	35,211
		3,646,266
Hungary
MOL Hungarian Oil & Gas PLC	4,067	226,235
OTP Bank PLC	7,019	155,206
		381,441
Indonesia
Adaro Energy Tbk PT	1,155,200	77,780
Bank Negara Indonesia Persero Tbk PT	7,700	3,800
Indofood Sukses Makmur Tbk PT	26,900	13,962
Lippo Karawaci Tbk PT	45,300	4,133
Matahari Putra Prima Tbk PT	363,100	110,721
Pembangunan Perumahan Persero Tbk PT	26,400	7,955
Telekomunikasi Indonesia Persero Tbk PT	49,400	9,935
Telekomunikasi Indonesia Persero Tbk PT — ADR	2,906	120,250
United Tractors Tbk PT	182,300	299,752
		648,288
Malaysia
British American Tobacco Malaysia Bhd	27,500	516,228
IFCA MSC BHD	26,700	11,529
IOI Corp. Bhd	24,400	29,734
KNM Group BHD	69,000	12,343
MISC Bhd	22,800	58,341
YTL Power International Bhd	89,000	39,983
		668,158
Mexico
Alfa SAB de CV, Series A	11,300	22,943
Arca Continental SAB de CV	6,200	38,089
Gentera SAB de CV	6,100	10,413
Gruma SAB de CV	54,824	661,054
Grupo Aeroportuario del Pacifico SAB de CV — ADR	5,543	393,830
Grupo Aeroportuario del Pacifico SAB de CV, Class B	45,700	325,369
Grupo Bimbo SAB de CV, Series A	104,600	280,897
OHL Mexico SAB de CV	178,000	358,622
Wal-Mart de Mexico SAB de C.V.	324,706	767,002
		2,858,219
Peru
Compania de Minas Buenaventura SA — ADR	1,645	18,391
Philippines
Energy Development Corp.	578,900	104,991
Globe Telecom, Inc.	3,320	162,318
Jollibee Foods Corp.	5,540	24,722
	Shares	Value
Reference Entity — Long
Philippines (concluded)
Metropolitan Bank & Trust Co.	4	$9
Universal Robina Corp.	35,460	172,924
		464,964
Poland
Bank Handlowy w Warszawie SA	751	23,783
Enea SA	35,519	160,829
Grupa Azoty SA	193	4,396
KGHM Polska Miedz SA	6,569	230,326
PGE SA	68,002	391,293
Polski Koncern Naftowy Orlen SA	12,743	242,010
Polskie Gornictwo Naftowe i Gazownictwo SA	20,412	36,817
Tauron Polska Energia SA	108,388	144,967
		1,234,421
Russia
Alrosa AO	99,600	132,410
Gazprom OAO	37,450	111,710
Gazprom OAO — ADR	1,821	10,669
Lukoil OAO — ADR	1,696	86,760
MMC Norilsk Nickel	415	77,977
MMC Norilsk Nickel OJSC — ADR	3,321	62,559
Mobile Telesystems — ADR	8,162	98,597
Mobile TeleSystems OJSC	7,700	39,368
Moscow Exchange MICEX-RTS OAO	51,100	76,544
Novolipetsk Steel OJSC	9,270	12,222
Novolipetsk Steel OJSC, -GDR	4,957	65,432
Rosneft Oil Co.	9,920	49,142
Severstal OAO	4,280	47,892
Sistema JSFC	60,200	18,508
Sistema JSFC — GDR	22,129	167,074
Surgutneftegas OAO	113,800	84,529
Surgutneftegas OAO — ADR	5,764	41,748
Tatneft OAO	12,132	69,438
Tatneft OAO — ADR	1,358	46,582
		1,299,161
South Africa
Barclays Africa Group Ltd.	366	5,863
Barloworld Ltd.	2,797	22,313
Bidvest Group Ltd.	14,260	386,504
Clicks Group, Ltd.	2,467	18,906
FirstRand Ltd.	76,237	364,191
The Foschini Group Ltd.	4,725	69,961
Investec Ltd.	1,206	11,467
Liberty Holdings Ltd.	412	5,742
Mediclinic International Ltd.	6,791	71,913
MMI Holdings Ltd.	5,200	14,796
Mr. Price Group Ltd.	2,646	56,492
MTN Group Ltd.	4,612	92,604
Netcare Ltd.	33,439	116,977
Sanlam Ltd.	2,064	13,349
Sasol Ltd.	9,392	378,155
Sasol, Ltd. — ADR	16,716	672,819
Sibanye Gold, Ltd.	49,614	117,749
Standard Bank Group Ltd.	19,074	279,585
		2,699,386
South Korea
Amorepacific Corp.	24	86,955
Amorepacific Group	9	13,685
Asiana Airlines, Inc.	551	3,948
CJ O Shopping Co., Ltd.	27	6,040

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	13

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Doosan Infracore Co., Ltd.	3,081	$34,051
GS Home Shopping, Inc.	37	8,241
Hankook Tire Co., Ltd.	1,234	51,859
Hanwha Corp.	765	30,041
Hyosung Corp.	2,473	273,534
Hyundai Engineering & Construction Co., Ltd.	2,203	105,989
Hyundai Home Shopping Network Corp.	93	11,693
Hyundai Mobis	486	106,861
Hyundai Motor Co.	1,657	260,051
Hyundai Steel Co.	3,057	223,442
Industrial Bank of Korea	10,969	150,713
Kangwon Land, Inc.	9,643	328,714
KEPCO Plant Service & Engineering Co., Ltd.	146	13,252
Korea Electric Power Corp.	609	26,482
Korea Investment Holdings Co., Ltd.	634	40,593
KT Skylife Co., Ltd.	3,110	50,504
KT&G Corp.	543	48,171
LG Corp.	3,227	200,233
LG Display Co., Ltd.	2,473	68,485
LG Display Co., Ltd. — ADR	17,942	247,959
LG Electronics, Inc.	143	8,041
LG Innotek Co., Ltd.	578	53,662
Lotte Food Co., Ltd.	108	76,567
LOTTE Himart Co., Ltd.	905	60,076
Lotte Shopping Co., Ltd.	483	116,484
LS Corp.	1,998	100,444
Medy-Tox, Inc.	620	214,336
NCSoft Corp.	939	178,871
Okins Electronics Co., Ltd.	779	11,227
Poongsan Corp.	710	19,128
Samsung Card Co., Ltd.	649	24,834
Samsung Electronics Co. Ltd.	527	691,347
Samsung Electronics Co., Ltd., -GDR	587	384,947
Samsung SDS Co., Ltd.	164	39,020
Silicon Works Co., Ltd.	1,354	51,289
SK C&C Co., Ltd.	341	80,704
SK Hynix, Inc.	5,875	251,362
SK Networks Co., Ltd.	10,389	76,787
SKC Co., Ltd.	2,766	108,876
Sungwoo Hitech Co., Ltd.	13,238	139,045
Woori Bank	6,758	67,510
		5,146,053
Taiwan
Advanced Semiconductor Engineering, Inc.	32,000	45,380
Advanced Semiconductor Engineering, Inc. — ADR	34,681	247,275
Ardentec Corp.	7,000	6,553
AU Optronics Corp.	342,000	171,631
AU Optronics Corp. — ADR	53,805	270,101
Catcher Technology Co., Ltd.	28,000	327,652
Chicony Electronics Co., Ltd.	25,000	71,887
Chimei Materials Technology Corp.	46,350	49,825
China Airlines Ltd.	52,000	27,676
Compeq Manufacturing Co., Ltd.	129,000	81,654
CTCI Corp.	40,000	70,331
Elan Microelectronics Corp.	119,000	194,833
Far Eastern Department Stores Ltd.	85,445	68,671
Far Eastern New Century Corp.	23,805	26,148
Faraday Technology Corp.	151,000	207,528
Feng TAY Enterprise Co., Ltd.	59,000	364,072
First Financial Holding Co., Ltd.	465	292

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Foxconn Technology Co., Ltd.	35,000	$99,751
Gigabyte Technology Co., Ltd.	53,000	64,310
Highwealth Construction Corp.	23,000	59,998
Hon Hai Precision Industry Co. Ltd.	29,040	87,017
Innolux Corp.	586,000	302,280
Inotera Memories, Inc.	4,000	4,594
Inventec Co. Ltd.	37,000	26,111
King Yuan Electronics Co., Ltd.	279,000	253,616
Lite-On Technology Corp.	57,000	72,018
Nanya Technology Corp.	16,000	35,536
Pegatron Corp.	31,000	91,836
Pou Chen Corp.	277,000	388,175
Realtek Semiconductor Corp.	3,070	9,561
Shin Kong Financial Holding Co., Ltd.	65,000	21,081
Siliconware Precision Industries Co.	11,000	18,071
Siliconware Precision Industries Co. — ADR	39,518	320,491
Sitronix Technology Corp.	45,000	162,332
Soft-World International Corp.	1,000	2,843
Taiwan Cement Corp.	127,000	180,361
Taiwan Cooperative Financial Holding Co., Ltd.	78,008	42,088
Taiwan Paiho, Ltd.	48,000	130,330
Taiwan PCB Techvest Co., Ltd.	15,000	24,377
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	722,141
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	9,643	235,675
Transcend Information, Inc.	1,000	3,842
United Microelectronics Corp.	288,000	137,986
United Microelectronics Corp. — ADR	52,164	126,237
Yuanta Financial Holding Co., Ltd.	768,925	446,923
		6,301,090
Thailand
Advanced Info Service PCL	1,900	13,833
Central Pattana PCL	50,900	64,851
Delta Electronics Thailand PCL	4,600	11,652
Indorama Ventures PCL	63,300	47,429
PTT Global Chemical PCL, Foreign Registered Shares	87,600	170,736
PTT PCL	40,000	431,973
Siam Cement PCL, Foreign Registered Shares	3,400	54,953
Supalai PCL	5,200	3,155
Thanachart Capital PCL	21,700	22,381
		820,963
Turkey
Akbank TAS	55,080	160,478
Arcelik AS	2,307	12,427
Enka Insaat ve Sanayi AS	123,961	266,429
Eregli Demir ve Celik Fabrikalari TAS	28,482	48,064
Haci Omer Sabanci Holding AS	123,034	449,775
KOC Holding AS	96,175	454,872
Koza Altin Isletmeleri AS	3,271	34,170
TAV Havalimanlari Holding AS	6,401	56,277
Tofas Turk Otomobil Fabrikasi AS	3,564	21,842
Turk Hava Yollari	68,676	227,814
Turkiye Is Bankasi, Class C	32,146	72,283
Yapi ve Kredi Bankasi	25,951	40,633
		1,845,064
United States
Genpact Ltd.	12,953	283,153
Total Reference Entity — Long		40,029,344

See Notes to Consolidated Financial Statements.

14	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Brazil
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	(2,026)	$(11,933)
CPFL Energia SA — ADR	(6,617)	(86,151)
Embraer SA — ADR	(683)	(21,296)
Equatorial Energia SA	(43,500)	(462,294)
Gol Linhas Aereas Inteligentes SA — ADR	(46,262)	(117,506)
Kroton Educacional SA	(49,100)	(179,260)
Oi SA — ADR	(15,242)	(29,417)
Tim Participacoes SA — ADR	(5,411)	(85,061)
WEG SA	(1,700)	(9,056)
		(1,001,974)
China
AAC Technologies Holdings, Inc.	(30,000)	(158,361)
Airtac International Group	(6,000)	(49,047)
Alibaba Group Holding, Ltd. — ADR	(2,901)	(235,822)
Aluminum Corp. of China Ltd. — ADR	(335)	(5,390)
AviChina Industry & Technology Co., Ltd., Class H	(468,000)	(530,221)
BBMG Corp.	(7,500)	(9,282)
Beijing Jingneng Clean Energy Co., Ltd.	(16,000)	(7,909)
Biostime International Holdings, Ltd.	(13,000)	(59,583)
China COSCO Holdings Co., Ltd., Class H	(73,000)	(67,117)
China Eastern Airlines Corp., Ltd. , Class H, Class H	(12,000)	(9,266)
China Longyuan Power Group Corp., Class H	(59,000)	(73,118)
China Minsheng Banking Corp., Ltd.	(88,500)	(129,224)
China Petroleum & Chemical Corp. — ADR	(1,064)	(100,516)
China Shanshui Cement Group, Ltd.	(763,000)	(619,217)
China Shipping Container Lines Co., Ltd., Class H	(43,000)	(24,250)
China Tian Lun Gas Holdings, Ltd.	(126,000)	(127,617)
CNOOC, Ltd.	(81,000)	(138,122)
Country Garden Holdings Co., Ltd.	(143,000)	(77,204)
Dalian Port PDA Co., Ltd.	(40,000)	(21,778)
Dongfang Electric Corp., Ltd., Class H	(35,200)	(79,806)
ENN Energy Holdings Ltd.	(30,000)	(215,922)
Fosun International, Ltd.	(70,000)	(174,473)
Guangshen Railway Co., Ltd.	(56,000)	(37,085)
Haitian International Holdings, Ltd.	(11,000)	(27,359)
Huadian Fuxin Energy Corp., Ltd.	(32,000)	(17,212)
Parkson Retail Group, Ltd.	(26,500)	(6,714)
PetroChina Co., Ltd. — ADR	(1,733)	(223,418)
Semiconductor Manufacturing International Corp.	(4,083,000)	(449,973)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(48,000)	(44,360)
Shanghai Electric Group Co., Ltd.	(40,000)	(40,788)
Shui On Land Ltd.	(1,166,500)	(376,996)
Sichuan Expressway Co., Ltd.	(46,000)	(25,221)
SINA Corp.	(578)	(25,429)
Sinopec Engineering Group Co., Ltd.	(40,500)	(43,716)
SOHO China, Ltd.	(71,500)	(54,241)
Sohu.com, Inc.	(502)	(33,358)
Sunac China Holdings, Ltd.	(106,000)	(139,384)
Sunny Optical Technology Group Co., Ltd.	(63,000)	(140,194)
Tingyi Cayman Islands Holding Corp.	(332,000)	(701,107)
Uni-President China Holdings, Ltd.	(745,000)	(602,686)
Want Want China Holdings, Ltd.	(106,000)	(116,273)
Wisdom Holdings Group	(80,000)	(69,775)
Yanzhou Coal Mining Co., Ltd., Class H	(2,000)	(2,000)
		(6,090,534)

	Shares	Value
Reference Entity — Short
Colombia
Bancolombia SA — ADR	(9,051)	$(409,739)
Hong Kong
Alibaba Pictures Group, Ltd.	(40,000)	(19,676)
Beijing Enterprises Holdings Ltd.	(22,000)	(201,052)
Beijing Enterprises Water Group Ltd.	(28,000)	(24,148)
Brilliance China Automotive Holdings Ltd.	(36,000)	(67,562)
China Agri-Industries Holdings Ltd.	(539,000)	(307,797)
China Everbright International, Ltd.	(40,000)	(74,590)
China Gas Holdings, Ltd.	(62,000)	(109,544)
China High Speed Transmission Equipment Group Co., Ltd.	(11,000)	(9,907)
China Oceanwide Holdings, Ltd.	(440,000)	(68,352)
China Resources Enterprise, Ltd.	(46,101)	(141,224)
China Resources Gas Group, Ltd.	(4,000)	(13,891)
China Resources Power Holdings Co., Ltd.	(30,000)	(90,500)
China State Construction International Holdings Ltd.	(64,000)	(123,349)
CITIC, Ltd.	(37,000)	(74,018)
Hopewell Highway Infrastructure, Ltd.	(386,500)	(192,255)
Kunlun Energy Co., Ltd.	(248,000)	(294,413)
Lee & Man Paper Manufacturing, Ltd.	(12,000)	(6,799)
Poly Property Group Co., Ltd.	(123,000)	(78,807)
Sinopec Kantons Holdings Ltd.	(80,000)	(72,302)
Towngas China Co., Ltd.	(219,000)	(234,857)
		(2,205,043)
Indonesia
Bumi Serpong Damai Tbk PT	(110,200)	(15,790)
Charoen Pokphand Indonesia Tbk PT	(233,900)	(51,003)
Jasa Marga Persero Tbk PT	(18,100)	(8,623)
Perusahaan Gas Negara Persero Tbk PT	(98,100)	(30,921)
Surya Citra Media Tbk PT	(42,900)	(9,565)
XL Axiata Tbk PT	(125,500)	(38,950)
		(154,852)
Malaysia
Gamuda BHD	(45,000)	(66,045)
Lafarge Malaysia BHD	(24,800)	(67,196)
Petronas Dagangan BHD	(2,500)	(15,027)
		(148,268)
Mexico
Alsea SAB de C.V.	(13,900)	(41,740)
Cemex SAB de C.V.	(39,832)	(38,425)
Cemex SAB de C.V. — ADR	(6,239)	(60,019)
Fibra Uno Administracion SA de C.V.	(174,100)	(434,399)
Fomento Economico Mexicano SAB de C.V.	(31,000)	(281,025)
Fomento Economico Mexicano SAB de C.V. — ADR	(7,009)	(634,244)
Genomma Lab Internacional SAB de C.V.	(232,500)	(274,296)
Grupo Financiero Inbursa SAB de C.V.	(42,600)	(101,710)
Grupo Lala SAB de C.V.	(59,900)	(121,307)
Grupo Televisa SAB — ADR	(793)	(28,873)
Mexichem SAB de C.V.	(37,721)	(108,034)
Mexico Real Estate Management SA de C.V.	(131,300)	(199,064)
Minera Frisco SAB de C.V., Series A-1	(97,800)	(81,213)
PLA Administradora Industrial S de RL de C.V.	(85,513)	(168,886)
Promotora y Operadora de Infraestructura SAB de C.V.	(3,400)	(39,090)
Southern Copper Corp.	(8,834)	(287,812)
		(2,900,137)

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	15

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Poland
Cyfrowy Polsat SA	(2,238)	$(15,602)
Powszechny Zaklad Ubezpieczen SA	(90)	(11,738)
		(27,340)
South Africa
Aspen Pharmacare Holdings, Ltd.	(547)	(16,634)
Imperial Holdings, Ltd.	(1,256)	(21,033)
Nampak Ltd.	(28,660)	(102,641)
Remgro Ltd.	(29,462)	(654,401)
RMB Holdings, Ltd.	(4,490)	(27,020)
Woolworths Holdings, Ltd.	(1,547)	(11,638)
		(833,367)
South Korea
Able C&C Co., Ltd.	(270)	(7,971)
Chabiotech Co., Ltd.	(24,383)	(372,857)
CJ Korea Express Co., Ltd.	(26)	(4,960)
Daelim Industrial Co., Ltd.	(968)	(74,548)
Daewoo Engineering & Construction Co., Ltd.	(6,778)	(44,874)
Doosan Corp.	(2,336)	(270,571)
Eo Technics Co., Ltd.	(416)	(42,836)
Gamevil, Inc.	(337)	(37,092)
Halla Visteon Climate Control Corp.	(1,193)	(44,758)
Hanjin Heavy Industries & Construction Co., Ltd.	(1,009)	(5,838)
Hite Jinro Co., Ltd.	(3,822)	(80,912)
Hotel Shilla Co., Ltd.	(6,265)	(623,690)
Hyundai Glovis Co., Ltd.	(84)	(18,426)
Hyundai Heavy Industries Co., Ltd.	(1,587)	(206,197)
Hyundai Mipo Dockyard	(2,910)	(241,923)
Hyundai Securities Co., Ltd.	(2,833)	(29,335)
i-SENS, Inc.	(1,539)	(70,801)
Korea Aerospace Industries, Ltd.	(629)	(38,424)
LG International Corp.	(2,880)	(110,206)
Lotte Confectionery Co., Ltd.	(54)	(93,932)
POSCO — ADR	(126)	(7,444)
Samsung Fine Chemicals Co., Ltd.	(2,158)	(87,328)
Samsung Heavy Industries Co., Ltd.	(1,661)	(27,977)
Samsung SDI Co., Ltd.	(32)	(3,563)
Samsung Techwin Co., Ltd.	(6,363)	(163,432)
Seegene, Inc.	(414)	(13,775)
Seoul Semiconductor Co., Ltd.	(614)	(11,066)
SK Chemicals Co., Ltd.	(137)	(8,898)
		(2,743,634)
Taiwan
Advantech Co., Ltd.	(1,000)	(8,238)
Asia Cement Corp.	(9,000)	(11,381)
AVY Precision Technology, Inc.	(4,000)	(9,785)
Career Technology MFG. Co., Ltd.	(143,000)	(142,019)
Center Laboratories, Inc.	(1,000)	(2,889)
Chang Hwa Commercial Bank	(603,000)	(368,438)
Cheng Shin Rubber Industry Co., Ltd.	(1,000)	(2,393)
China Steel Chemical Corp.	(1,000)	(4,856)
China Steel Corp.	(23,000)	(19,319)
CTBC Financial Holding Co., Ltd.	(184,000)	(143,221)
eMemory Technology, Inc.	(819)	(9,248)
Evergreen Marine Corp. Taiwan Ltd.	(525,000)	(357,133)
Everlight Chemical Industrial Corp.	(84,000)	(76,728)
Far EasTone Telecommunications Co., Ltd.	(77,000)	(183,587)
Formosa Petrochemical Corp.	(3,000)	(7,734)
Genius Electronic Optical Co., Ltd.	(15,000)	(42,743)
Giant Manufacturing Co., Ltd.	(17,000)	(146,627)

	Shares	Value
Reference Entity — Short
Taiwan (concluded)
Gigastorage Corp.	(52,000)	$(45,392)
HannStar Display Corp.	(527,000)	(106,420)
Hiwin Technologies Corp.	(20,000)	(152,494)
Hotai Motor Co., Ltd.	(11,000)	(190,590)
Kuo Toong International Co., Ltd.	(2,000)	(3,383)
MediaTek, Inc.	(1,000)	(12,854)
Parade Technologies, Ltd.	(6,000)	(59,367)
Phison Electronics Corp.	(6,000)	(55,336)
Pixart Imaging, Inc.	(7,000)	(21,335)
President Chain Store Corp.	(22,000)	(162,804)
Quanta Computer, Inc.	(3,000)	(7,527)
ScinoPharm Taiwan, Ltd.	(92,249)	(154,467)
Taiwan Mobile Co., Ltd.	(69,000)	(243,090)
Tong Hsing Electronic Industries, Ltd.	(15,000)	(48,054)
TPK Holding Co., Ltd.	(13,000)	(80,755)
U-Ming Marine Transport Corp.	(159,000)	(238,549)
Unimicron Technology Corp.	(69,000)	(41,072)
Wistron Corp.	(13,000)	(11,059)
		(3,170,887)
Thailand
BEC World PCL	(36,100)	(44,078)
CP ALL PCL	(2,100)	(2,675)
IRPC PCL	(322,900)	(45,058)
		(91,811)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(5,863)	(49,358)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(33,868)	(39,121)
Turkcell Iletisim Hizmetleri AS	(121,657)	(541,685)
Turkcell Iletisim Hizmetleri AS — ADR	(52,565)	(581,369)
Turkiye Sise ve Cam Fabrikalari	(36,145)	(46,190)
		(1,257,723)
United States
Bizlink Holding, Inc.	(8,000)	(34,238)
Total Reference Entity — Short		(21,069,547)
Net Value of Reference Entity — Goldman Sachs & Co.		$18,959,797

See Notes to Consolidated Financial Statements.

16	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2015, expiration dates 5/14/15 — 7/27/23:

	Shares	Value
Reference Entity — Long
Australia
BHP Billiton Ltd.	138	$3,524
Ramsay Health Care Ltd.	52	2,564
Rio Tinto Ltd.	36	1,623
Woodside Petroleum Ltd.	44	1,213
		8,924
Austria
Andritz AG	9	527
BUWOG AG	9	182
IMMOFINANZ AG	181	544
Raiffeisen Bank International AG	16	266
Vienna Insurance Group AG	17	677
		2,196
Belgium
Anheuser-Busch InBev NV	57	6,940
KBC Groep NV	14	921
		7,861
Canada
BlackBerry Ltd.	186	1,889
Brookfield Renewable Energy Partners LP	38	1,243
Eldorado Gold Corp.	249	1,240
First Quantum Minerals Ltd.	54	827
Kinross Gold Corp.	387	940
Methanex Corp.	8	481
New Gold, Inc.	163	547
Yamana Gold, Inc.	113	432
		7,559
Denmark
Chr Hansen Holding A/S	15	726
Novo Nordisk A/S, Class B	19	1,067
Rockwool International A/S, -B Shares	3	397
		2,190
Finland
Kone OYJ, Class B	21	903
Nokia OYJ	81	547
Valmet Corp.	52	603
		2,053
France
Airbus Group NV	29	2,010
Casino Guichard-Perrachon SA	11	973
Christian Dior SA	4	782
Danone SA	25	1,809
Edenred	32	858
Imerys SA	19	1,446
Lafarge SA	12	876
Pernod Ricard SA	12	1,491
Renault SA	11	1,157
SEB SA	10	926
Societe BIC SA	10	1,713
Valeo SA	10	1,603
		15,644

	Shares	Value
Reference Entity — Long
Germany
adidas AG	7	$573
Bayer AG, Registered Shares	5	720
Bayerische Motoren Werke AG	25	2,949
Daimler AG, Registered Shares	40	3,846
Fuchs Petrolub SE, Preference Shares	20	842
GEA Group AG	24	1,153
Henkel AG & Co. KGaA, Preference Shares	20	2,323
MAN SE	6	651
Merck KGaA	22	2,372
Puma SE	3	612
Symrise AG	21	1,273
Volkswagen AG, Preference Shares	15	3,862
Wacker Chemie AG	5	620
		21,796
Hong Kong
Bank of East Asia Ltd.	400	1,735
BOC Hong Kong Holdings Ltd.	500	1,939
Cathay Pacific Airways Ltd.	1,000	2,575
Champion REIT	1,000	542
CLP Holdings Ltd.	500	4,377
Galaxy Entertainment Group Ltd.	1,000	4,806
Hang Seng Bank Ltd.	200	3,896
Henderson Land Development Co. Ltd.	1,210	9,701
Hong Kong & China Gas Co. Ltd.	1,540	3,668
Kerry Logistics Network, Ltd.	250	403
MTR Corp.	1,000	4,915
Sands China Ltd.	400	1,630
Wharf Holdings Ltd.	1,000	7,205
Wynn Macau Ltd.	400	810
		48,202
Ireland
Accenture PLC, Class A	47	4,355
Israel
Bank Leumi Le-Israel BM	545	2,118
Israel Chemicals Ltd.	121	846
The Israel Corp. Ltd.	2	737
		3,701
Italy
Pirelli & C SpA	121	2,093
Prysmian SpA	72	1,468
Saipem SpA	30	398
Tenaris SA	93	1,428
		5,387
Japan
Advantest Corp.	100	1,179
Nexon Co. Ltd.	200	2,551
Nitto Denko Corp.	100	6,409
Sharp Corp.	1,000	2,155
Sumco Corp.	100	1,509
Tokyo Electron Ltd.	100	5,481
Tokyo Seimitsu Co. Ltd.	100	2,155
Toyota Motor Corp.	100	6,961
Yamaha Motor Co. Ltd.	100	2,353
		30,753

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	17

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Netherlands
Akzo Nobel NV	21	$1,607
Chicago Bridge & Iron Co. NV	5	238
Koninklijke Boskalis Westminster NV	39	2,026
Royal Dutch Shell PLC, Class B	227	7,268
Unilever NV CVA	160	6,979
		18,118
Norway
Telenor ASA	53	1,197
Singapore
Flextronics International Ltd.	213	2,455
Kenon Holdings Ltd.	14	303
		2,758
Spain
Banco Bilbao Vizcaya Argentaria SA	144	1,447
Banco Santander SA	390	2,949
Banco Santander SA, Rights	390	65
Indra Sistemas SA	38	447
Obrascon Huarte Lain SA	12	278
Tecnicas Reunidas SA	10	465
Telefonica SA	88	1,340
		6,991
Sweden
Alfa Laval AB	28	523
Atlas Copco AB, Class A	50	1,561
Investment AB Kinnevik, Class B	27	930
Telefonaktiebolaget LM Ericsson, Class B	58	634
Volvo AB, Class B	63	870
		4,518
Switzerland
ABB Ltd., Registered Shares	89	1,950
Cie Financiere Richemont SA, Registered Shares	23	2,050
Clariant AG	37	812
DKSH Holding AG	11	866
Dufry AG	6	882
Glencore PLC	298	1,416
Holcim Ltd., Registered Shares	12	964
Nestle SA, Registered Shares	113	8,767
OC Oerlikon Corp. AG, Registered Shares	108	1,413
Schindler Holding AG, Participation Certificates	17	2,876
SGS SA, Registered Shares	1	1,938
Sika AG — Bearer Shares	1	3,432
The Swatch Group AG, Bearer Shares	2	894
		28,260
United Kingdom
3i Group PLC	143	1,108
BG Group PLC	103	1,866
British American Tobacco PLC	84	4,615
Burberry Group PLC	21	560
Diageo PLC	64	1,777
Eurasian Natural Resources Corp. PLC	448	1,496
G4S PLC	140	628
HSBC Holdings PLC	756	7,552
Intertek Group PLC	26	1,039
Investec PLC	60	573
Mondi PLC	47	952
Noble Corp. PLC	45	779

	Shares	Value
Reference Entity — Long
United Kingdom (concluded)
Old Mutual PLC	503	$1,804
Rexam PLC	135	1,198
Rotork PLC	11	397
SABMiller PLC	69	3,652
Standard Chartered PLC	92	1,506
Vodafone Group PLC	1,091	3,844
		35,346
United States
3M Co.	13	2,033
Actavis PLC	2	566
Adobe Systems, Inc.	9	685
Advanced Micro Devices, Inc.	151	341
The AES Corp.	83	1,100
Air Lease Corp.	35	1,352
Alexion Pharmaceuticals, Inc.	6	1,015
Amazon.com, Inc.	10	4,218
American International Group, Inc.	22	1,238
Amgen, Inc.	29	4,579
Apple, Inc.	133	16,645
Applied Materials, Inc.	83	1,643
Atmel Corp.	142	1,076
Avon Products, Inc.	76	621
The Boeing Co.	17	2,437
Bristol-Myers Squibb Co.	47	2,995
Bunge Ltd.	21	1,814
California Resources Corp.	4	37
Caterpillar, Inc.	31	2,693
Chevron Corp.	41	4,553
Citigroup, Inc.	141	7,518
The Coca-Cola Co.	60	2,434
Colgate-Palmolive Co.	19	1,278
Corning, Inc.	114	2,386
Costco Wholesale Corp.	6	858
Cypress Semiconductor Corp.	84	1,119
Dresser-Rand Group, Inc.	12	992
Dril-Quip, Inc.	9	717
eBay, Inc.	15	874
Entropic Communications, Inc.	250	755
Expeditors International of Washington, Inc.	56	2,567
Exxon Mobil Corp.	104	9,087
Facebook, Inc., Class A	56	4,411
FedEx Corp.	4	678
Fluor Corp.	12	722
FMC Corp.	18	1,068
General Electric Co.	135	3,656
Google, Inc., Class A	16	8,780
Halyard Health, Inc.	1	48
Hewlett-Packard Co.	19	626
The Home Depot, Inc.	74	7,917
Honeywell International, Inc.	13	1,312
Intel Corp.	182	5,924
International Business Machines Corp.	24	4,111
Jabil Circuit, Inc.	41	923
Johnson & Johnson	89	8,829
Kansas City Southern	7	717
KBR, Inc.	32	559
Kimberly-Clark Corp.	14	1,536
Kosmos Energy Ltd.	128	1,252
Las Vegas Sands Corp.	16	846
Lear Corp.	16	1,777

See Notes to Consolidated Financial Statements.

18	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
United States (concluded)
Marvell Technology Group Ltd.	49	$687
Mastercard, Inc., Class A	27	2,436
Merck & Co., Inc.	93	5,539
MGM Resorts International	80	1,692
Micron Technology, Inc.	37	1,041
Microsoft Corp.	190	9,242
Monsanto Co.	5	570
The Mosaic Co.	26	1,144
Newfield Exploration Co.	26	1,020
NIKE, Inc., Class B	19	1,878
NVIDIA Corp.	42	932
Occidental Petroleum Corp.	12	961
ON Semiconductor Corp.	151	1,740
Oracle Corp.	93	4,057
Pall Corp.	32	3,114
Paragon Offshore PLC	14	25
PepsiCo, Inc.	33	3,139
Pfizer, Inc.	396	13,436
Philip Morris International, Inc.	28	2,337
The Procter & Gamble Co.	73	5,804
QUALCOMM, Inc.	60	4,080
Raytheon Co.	5	520
Samsonite International SA	600	2,188
SanDisk Corp.	7	469
Schlumberger Ltd.	63	5,960
Teradyne, Inc.	34	621
Texas Instruments, Inc.	29	1,572
Thermo Fisher Scientific, Inc.	18	2,262
United Technologies Corp.	19	2,161
Verizon Communications, Inc.	121	6,094
Visa, Inc., Class A	64	4,227
Visteon Corp.	11	1,115
VMware, Inc., Class A	6	529
Wal-Mart Stores, Inc.	88	6,868
Western Digital Corp.	11	1,075
Wynn Resorts Ltd.	8	889
Yum! Brands, Inc.	29	2,493
		241,835
Net Value of Reference Entity — Goldman Sachs & Co.		$499,684

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2015, expiration date 7/10/15:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	40,400	$253,963
Banco Bradesco SA, Preference Shares	18,720	199,816
Banco do Brasil SA	24,300	214,695
Bradespar SA, Preference Shares	30,300	121,182
Braskem SA, Preference A Shares	36,800	153,896
BRF SA	3,000	64,123
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,800	60,937
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	10,100	63,692
Cia Paranaense de Energia, Preference ‘B’ Shares	9,700	109,171
Cyrela Brazil Realty SA	2,500	9,733
EDP — Energias do Brasil SA	20,500	77,905
Even Construtora e Incorporadora SA	14,500	23,870
Gerdau SA, Preference Shares	57,700	192,464
Itau Unibanco Holding SA, Preference Shares	30,700	392,596
JBS SA	97,900	504,942
Lojas Renner SA	2,900	101,112
Metalurgica Gerdau SA, Preference Shares	44,900	146,639
MRV Engenharia e Participacoes SA	6,400	17,524
Multiplus SA	21,500	239,052
Petroleo Brasileiro SA, Preference Shares	66,100	286,299
Suzano Papel e Celulose SA, Preference ‘A’ Shares	21,300	106,749
Telefonica Brasil SA, Preference Shares	2,800	46,466
Vale SA, Preference Shares	17,800	107,227
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,600	24,879
		3,518,932
Chile
Aguas Andinas SA, Class A	31,333	18,533
Banco Santander Chile SA	545,445	29,366
Empresas COPEC SA	31,940	366,638
		414,537
China
Agile Property Holdings Ltd.	40,000	33,405
Agricultural Bank of China Ltd., Class H	757,000	426,176
Air China Ltd., Class H	38,000	45,832
Anhui Expressway Co., Ltd., Class H	86,000	74,274
Anta Sports Products Ltd.	91,000	200,538
Bank of Communications Co. Ltd., Class H	125,000	128,133
China Cinda Asset Management Co. Ltd.	249,000	147,766
China CNR Corp., Ltd.	15,500	31,659
China Communications Construction Co. Ltd., Class H	136,000	247,364
China Communications Services Corp. Ltd., Class H	192,000	108,201
China Construction Bank Corp., Class H	194,000	188,323
China Everbright Bank Co. Ltd., Class H	314,000	212,749
China Life Insurance Co. Ltd., Class H	1,000	4,853
China Machinery Engineering Corp.	68,000	90,271
China Medical System Holdings Ltd.	71,000	125,297
China Pacific Insurance Group Co. Ltd., Class H	10,000	54,203
China Petroleum & Chemical Corp. Class H	122,000	115,139
China Railway Construction Corp. Ltd., Class H	42,000	83,863

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	19

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
China (concluded)
China Railway Group Ltd., Class H	2,000	$2,807
China Unicom Hong Kong Ltd.	24,000	45,075
CITIC Securities Co. Ltd., Class H	1,000	4,430
Cogobuy Group	6,000	7,574
CSPC Pharmaceutical Group Ltd.	262,000	272,461
Dalian Wanda Commercial Properties Co., Ltd.	23,600	193,514
Datang International Power Generation Co. Ltd., Class H	48,000	28,078
Dongfeng Motor Group Co. Ltd., Class H	230,000	382,112
Greentown China Holdings Ltd.	107,000	132,745
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	34,000	130,026
Guangzhou R&F Properties Co. Ltd., Class H	156,000	198,970
Haitong Securities Co. Ltd., Class H	17,200	56,177
Huaneng Power International, Inc., Class H	78,000	110,621
Industrial & Commercial Bank of China Ltd., Class H	16,000	13,879
Jiangsu Expressway Co. Ltd., Class H	34,000	46,683
Jintian Pharmaceutical Group Ltd.	44,000	23,415
Lenovo Group Ltd.	58,000	99,735
Longfor Properties Co. Ltd.	45,000	78,104
Lonking Holdings Ltd.	105,000	26,042
Metallurgical Corp. of China, Ltd.	248,000	146,352
PetroChina Co. Ltd., Class H	114,000	147,033
PICC Property & Casualty Co. Ltd., Class H	60,000	132,932
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	84,700	263,642
Sihuan Pharmaceutical Holdings Group Ltd.	323,000	183,784
Sino-Ocean Land Holdings Ltd.	53,500	44,506
Sinopec Shanghai Petrochemical Co. Ltd., Class H	148,000	89,414
Sinopharm Group Co. Ltd., Class H	29,200	138,694
Sinotrans Ltd., Class H	18,000	13,776
Tencent Holdings Ltd.	5,900	121,769
Weichai Power Co. Ltd., Class H	1,000	3,962
Zhejiang Expressway Co. Ltd., Class H	300,000	476,458
Zhuzhou CSR Times Electric Co. Ltd., Class H	8,000	68,025
ZTE Corp., Class H	4,000	13,460
		6,014,301
Colombia
Almacenes Exito SA	763	8,187
Cementos Argos SA	1,951	8,289
Corp. Financiera Colombiana SA	204	3,280
Ecopetrol SA	26,107	22,249
Grupo Argos SA	1,923	15,097
Grupo de Inversiones Suramericana SA	1,587	26,077
Interconexion Electrica SA	4,360	14,643
Isagen SA ESP	8,850	11,833
		109,655
Egypt
Telecom Egypt	10,596	13,700
Hong Kong
AIA Group Ltd.	800	5,320
Belle International Holdings Ltd.	116,000	148,883
China Everbright Ltd.	20,000	66,117
China Mobile Ltd.	37,000	528,482
China Overseas Land & Investment Ltd.	44,000	183,277
China Power International Development, Ltd.	383,000	246,907
China Resources Cement Holdings Ltd.	532,000	338,110
China Taiping Insurance Holdings Co. Ltd.	8,800	32,693

	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
China Travel International Inv HK	48,000	$21,383
Franshion Properties China Ltd.	362,000	146,255
Guangdong Investment Ltd.	128,000	190,869
Huabao International Holdings Ltd.	71,000	79,750
Kingboard Chemical Holdings Ltd.	68,500	124,670
KWG Property Holding Ltd.	379,000	382,940
PAX Global Technology, Ltd.	4,000	5,811
REXLot Holdings, Ltd.	200,000	14,895
Shanghai Industrial Holdings, Ltd.	3,000	11,961
Shimao Property Holdings Ltd.	65,000	153,030
Sino Biopharmaceutical Ltd.	156,000	178,102
Skyworth Digital Holdings Ltd.	240,000	213,801
Yuexiu Property Co. Ltd.	380,000	92,918
		3,166,174
Hungary
MOL Hungarian Oil & Gas PLC	8,099	450,524
Indonesia
Adaro Energy Tbk PT	1,179,200	79,396
Gudang Garam Tbk PT	4,300	16,526
Indo Tambangraya Megah Tbk PT	100	97
Indofood Sukses Makmur Tbk PT	409,100	212,335
Lippo Karawaci Tbk PT	160,200	14,616
Matahari Putra Prima Tbk PT	477,100	145,483
Pembangunan Perumahan Persero Tbk PT	392,400	118,240
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	235,500	25,748
Summarecon Agung Tbk PT	31,900	4,358
Telekomunikasi Indonesia Persero Tbk PT	889,800	178,958
United Tractors Tbk PT	154,700	254,370
		1,050,127
Malaysia
Astro Malaysia Holdings Bhd	25,500	22,451
British American Tobacco Malaysia Bhd	25,500	478,684
IFCA MSC BHD	28,900	12,479
IOI Corp. Bhd	63,000	76,771
KNM Group BHD	685,300	122,591
MISC Bhd	44,500	113,868
Tenaga Nasional Bhd	57,500	231,422
YTL Power International Bhd	78,500	35,266
		1,093,532
Philippines
Energy Development Corp.	800,400	145,163
Globe Telecom, Inc.	2,645	129,317
Jollibee Foods Corp.	15,730	70,194
Megaworld Corp.	83,000	9,840
Metro Pacific Investments Corp.	245,000	24,878
Universal Robina Corp.	21,040	102,604
		481,996
Poland
Bank Handlowy w Warszawie SA	1,730	54,786
Enea SA	29,721	134,576
KGHM Polska Miedz SA	4,489	157,395
PGE SA	56,210	323,440
Polski Koncern Naftowy Orlen SA	5,143	97,674
Polskie Gornictwo Naftowe i Gazownictwo SA	24,830	44,786
Tauron Polska Energia SA	219,992	294,236
		1,106,893

See Notes to Consolidated Financial Statements.

20	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Russia
Alrosa AO	32,700	$43,472
Gazprom OAO — ADR	42,567	249,398
Lukoil OAO — ADR	4,260	218,121
Magnit OJSC — GDR	690	37,855
MMC Norilsk Nickel	613	115,180
MMC Norilsk Nickel OJSC — ADR	1,259	23,717
Mobile Telesystems — ADR	2,879	34,778
Mobile TeleSystems OJSC	12,750	65,187
Moscow Exchange MICEX-RTS OAO	6,900	10,336
Severstal PAO, -GDR	169	1,873
Sistema JSFC	15,600	4,796
Surgutneftegas OAO	65,600	48,727
Tatneft OAO	5,700	32,624
Tatneft OAO — ADR	583	19,998
		906,062
South Africa
AngloGold Ashanti Ltd.	3,455	39,237
Barclays Africa Group Ltd.	1,394	22,329
Barloworld Ltd.	459	3,662
Bidvest Group Ltd.	1,042	28,243
Capitec Bank Holdings, Ltd.	235	11,065
Clicks Group, Ltd.	13,420	102,846
Exxaro Resources Ltd.	1,840	15,062
FirstRand Ltd.	63,192	301,874
Investec Ltd.	1,246	11,848
Mediclinic International Ltd.	7,414	78,510
MMI Holdings Ltd.	8,543	24,309
Mr. Price Group Ltd.	3,443	73,508
MTN Group Ltd.	22,925	460,309
Netcare Ltd.	134,922	471,986
Pick n Pay Stores Ltd.	7,577	36,278
Sasol Ltd.	381	15,340
Sibanye Gold, Ltd.	68,273	162,032
Standard Bank Group Ltd.	6,237	91,422
Truworths International Ltd.	4,112	29,970
		1,979,830
South Korea
Amorepacific Corp.	125	452,892
Asiana Airlines, Inc.	2,014	14,429
Daewoo International Corp.	405	11,815
Doosan Infracore Co., Ltd.	9,992	110,430
GOLFZON Co., Ltd.	129	15,102
Hankook Tire Co., Ltd.	4,079	171,420
Hanwha Corp.	368	14,451
Hyosung Corp.	838	92,690
Hyundai Department Store Co., Ltd.	134	18,190
Hyundai Engineering & Construction Co., Ltd.	977	47,005
Hyundai Mobis	2,667	586,414
Hyundai Motor Co.	39	6,121
Hyundai Steel Co.	2,350	171,766
Hyundai Wia Corp.	86	12,186
Kangwon Land, Inc.	2,754	93,879
Kia Motors Corp.	880	40,552
Korea Electric Power Corp.	1,690	73,488
Korea Investment Holdings Co., Ltd.	1,059	67,805
Korea Petrochemical Ind Co., Ltd.	738	119,144
KT Skylife Co., Ltd.	1,779	28,890
LG Display Co., Ltd.	2,079	57,574
LG Electronics, Inc.	1,718	96,608
LG Innotek Co., Ltd.	78	7,242

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Lotte Food Co., Ltd.	18	$12,761
Lotte Himart Co., Ltd.	312	20,711
Lotte Shopping Co., Ltd.	43	10,370
LS Corp.	311	15,635
Medy-Tox, Inc.	267	92,303
NCSoft Corp.	36	6,858
Neowiz Games Corp.	186	3,779
Poongsan Corp.	1,410	37,987
Posco ICT Co., Ltd.	1	5
Samsung Card Co., Ltd.	106	4,056
Samsung Electro-Mechanics Co., Ltd.	528	33,135
Samsung Electronics Co. Ltd.	611	801,543
Samsung Electronics Co., Ltd. -GDR	73	47,872
Samsung SDS Co., Ltd.	56	13,324
Shinhan Financial Group Co., Ltd.	748	30,958
Shinsegae Co., Ltd.	143	26,831
SK C&C Co., Ltd.	116	27,453
SK Hynix, Inc.	1,015	43,427
SK Networks Co., Ltd.	24,987	184,684
SK Telecom Co. Ltd.	72	19,294
SKC Co., Ltd.	2,390	94,076
Spigen Korea Co., Ltd.	207	28,525
Sungwoo Hitech Co., Ltd.	9,115	95,739
Tovis Co., Ltd.	381	5,532
Woori Bank	3,211	32,077
Yuhan Corp.	47	10,126
		4,009,154
Spain
Cemex Latam Holdings SA	637	3,557
Taiwan
Advanced Semiconductor Engineering, Inc.	213,000	302,061
Ardentec Corp.	24,000	22,466
AU Optronics Corp.	394,000	197,728
Cathay Financial Holding Co. Ltd.	12,000	20,964
Cheng Uei Precision Industry Co., Ltd.	11,000	21,631
Chicony Electronics Co., Ltd.	71,085	204,403
Chimei Materials Technology Corp.	600	645
China Airlines Ltd.	51,000	27,144
Compeq Manufacturing Co., Ltd.	18,000	11,394
CTCI Corp.	113,000	198,684
Elan Microelectronics Corp.	80,000	130,980
Elite Advanced Laser Corp.	14,000	60,733
Everlight Electronics Co., Ltd.	46,000	106,344
Far Eastern Department Stores Ltd.	181,077	145,530
Faraday Technology Corp.	40,000	54,974
Feng TAY Enterprise Co., Ltd.	1,000	6,171
Foxconn Technology Co., Ltd.	21,000	59,851
Gigabyte Technology Co., Ltd.	62,000	75,231
Highwealth Construction Corp.	7,000	18,260
Hon Hai Precision Industry Co. Ltd.	81,200	243,311
Innolux Corp.	1,501,311	774,431
King Yuan Electronics Co., Ltd.	298,000	270,887
Lite-On Technology Corp.	85,000	107,396
Nanya Technology Corp.	59,000	131,038
PChome Online, Inc.	6,000	101,492
Pegatron Corp.	35,000	103,686
Pou Chen Corp.	271,000	379,767
Siliconware Precision Industries Co.	117,000	192,208
Sitronix Technology Corp.	52,000	187,583
Soft-World International Corp.	23,000	65,401

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	21

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Taiwan Cement Corp.	204,000	$289,714
Taiwan Paiho, Ltd.	19,000	51,589
Taiwan Semiconductor Manufacturing Co. Ltd.	62,000	298,485
Transcend Information, Inc.	7,000	26,895
TXC Corp.	6,000	7,788
United Microelectronics Corp.	64,000	30,664
Yuanta Financial Holding Co., Ltd.	187,250	108,836
Zhen Ding Technology Holding Ltd.	19,000	66,146
		5,102,511
Thailand
Advanced Info Service PCL	6,100	44,411
Airports of Thailand PCL	6,500	57,182
Bangkok Dusit Medical Services PCL	46,200	28,310
Central Pattana PCL	31,600	40,261
Delta Electronics Thailand PCL	1,900	4,813
Kasikornbank PCL, Foreign Registered Shares	28,100	178,396
Krung Thai Bank PCL	29,100	17,655
Nawarat Patanakarn PCL	6,576	363
PTT PCL	4,200	45,357
Siam Cement PCL, Foreign Registered Shares	2,200	35,558
Siam Commercial Bank PCL	900	4,341
Thanachart Capital PCL	100,700	103,862
TMB Bank PCL	130,900	10,324
		570,833
Turkey
Arcelik AS	15,379	82,840
Enka Insaat ve Sanayi AS	197,431	424,339
Eregli Demir ve Celik Fabrikalari TAS	9,965	16,816
KOC Holding AS	17,250	81,586
Koza Altin Isletmeleri AS	16,554	172,931
TAV Havalimanlari Holding AS	32,735	287,802
Tofas Turk Otomobil Fabrikasi AS	15,455	94,715
Tupras Turkiye Petrol Rafinerileri AS	9,018	219,044
Turk Hava Yollari	85,197	282,618
Turk Telekomunikasyon AS	67,790	187,370
Turkiye Is Bankasi, Class C	14,606	32,843
Yapi ve Kredi Bankasi	3,518	5,508
		1,888,412
United Arab Emirates
Emaar Properties PJSC	11,503	25,508
United Kingdom
British American Tobacco PLC	1,600	88,509
Old Mutual PLC	1,147	4,131
		92,640
Total Reference Entity — Long		31,998,878

Reference Entity — Short
Brazil
AES Tiete SA	(800)	(4,594)
BB Seguridade Participacoes SA	(7,400)	(86,576)
CCR SA	(17,900)	(98,621)
Cia de Transmissao de Energia Eletrica Paulista	(8,100)	(114,257)
Cielo SA	(73,040)	(1,016,710)
Duratex SA	(38,110)	(107,388)
EcoRodovias Infraestrutura e Logistica SA	(2,900)	(8,537)
Equatorial Energia SA	(1,100)	(11,690)

	Shares	Value
Reference Entity — Short
Brazil (concluded)
Iguatemi Empresa de Shopping Centers SA	(1,500)	$(13,442)
Itausa — Investimentos Itau SA	(26,500)	(93,319)
Klabin SA	(99,800)	(612,126)
Kroton Educacional SA	(5,600)	(20,445)
Localiza Rent a Car SA	(1,300)	(15,153)
Ultrapar Participacoes SA	(2,700)	(62,138)
		(2,264,996)
Chile
Colbun SA	(152,676)	(46,191)
China
AAC Technologies Holdings, Inc.	(11,500)	(60,705)
Aluminum Corp. of China Ltd., Class H	(100,000)	(64,520)
AviChina Industry & Technology Co., Ltd., Class H	(56,000)	(63,445)
BBMG Corp.	(59,500)	(73,639)
China Coal Energy Co., Ltd.	(105,000)	(69,020)
China Huishan Dairy Holdings Co., Ltd.	(715,000)	(152,425)
China Longyuan Power Group Corp., Class H	(5,000)	(6,196)
China Minsheng Banking Corp., Ltd.	(5,000)	(7,301)
China Modern Dairy Holdings, Ltd.	(291,000)	(118,389)
China Molybdenum Co., Ltd., Class H	(91,000)	(91,022)
China National Building Material Co., Ltd., Class H	(48,000)	(58,221)
China Shanshui Cement Group, Ltd.	(23,000)	(18,666)
China Shipping Container Lines Co., Ltd., Class H	(81,000)	(45,680)
China Tian Lun Gas Holdings, Ltd.	(27,000)	(27,346)
CNOOC, Ltd.	(4,000)	(6,821)
ENN Energy Holdings Ltd.	(10,000)	(71,974)
Evergrande Real Estate Group, Ltd.	(34,000)	(32,150)
Fosun International, Ltd.	(7,500)	(18,694)
Guangshen Railway Co., Ltd.	(90,000)	(59,601)
Haitian International Holdings, Ltd.	(19,000)	(47,256)
Hilong Holding, Ltd.	(292,000)	(109,999)
Kangda International Environmental Co., Ltd.	(9,000)	(4,940)
Kingdee International Software Group Co., Ltd.	(186,000)	(110,357)
Kingsoft Corp., Ltd.	(24,000)	(93,824)
Li Ning Co., Ltd.	(155,500)	(86,010)
Maanshan Iron & Steel Co., Ltd., Class H	(226,000)	(87,818)
Semiconductor Manufacturing International Corp.	(103,000)	(11,351)
Shanghai Electric Group Co., Ltd.	(12,000)	(12,236)
Shui On Land Ltd.	(352,000)	(113,761)
Sichuan Expressway Co., Ltd.	(32,000)	(17,545)
Sinopec Engineering Group Co., Ltd.	(6,000)	(6,476)
SOHO China, Ltd.	(32,000)	(24,276)
Sunac China Holdings, Ltd.	(58,000)	(76,267)
Sunny Optical Technology Group Co., Ltd.	(128,000)	(284,839)
Tingyi Cayman Islands Holding Corp.	(80,000)	(168,942)
Uni-President China Holdings, Ltd.	(95,000)	(76,853)
Want Want China Holdings, Ltd.	(23,000)	(25,229)
Yanzhou Coal Mining Co., Ltd., Class H	(68,000)	(67,996)
		(2,471,790)
Egypt
Global Telecom Holding — GDR	(18,789)	(41,148)
Hong Kong
Alibaba Pictures Group, Ltd.	(90,000)	(44,270)
AVIC International Holding HK, Ltd.	(46,000)	(7,455)
Beijing Enterprises Water Group Ltd.	(454,000)	(391,548)

See Notes to Consolidated Financial Statements.

22	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
China Agri-Industries Holdings Ltd.	(101,000)	$(57,676)
China Everbright International, Ltd.	(1,000)	(1,865)
China Gas Holdings, Ltd.	(8,000)	(14,135)
China Resources Gas Group, Ltd.	(2,000)	(6,946)
China Resources Power Holdings Co., Ltd.	(2,000)	(6,033)
China Singyes Solar Technologies Holdings, Ltd.	(88,000)	(144,111)
GCL-Poly Energy Holdings Ltd.	(187,000)	(56,555)
Geely Automobile Holdings, Ltd.	(20,000)	(11,251)
Kunlun Energy Co., Ltd.	(22,000)	(26,117)
Lee & Man Paper Manufacturing, Ltd.	(15,000)	(8,498)
Tech Pro Technology Development, Ltd.	(16,000)	(13,006)
Towngas China Co., Ltd.	(19,000)	(20,376)
WH Group, Ltd.	(77,500)	(54,094)
		(863,936)
India
Larsen & Toubro Ltd. — GDR	(523)	(13,285)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(55,700)	(12,146)
Tower Bersama Infrastructure Tbk PT	(201,400)	(131,677)
		(143,823)
Malaysia
Bumi Armada BHD	(110,500)	(36,823)
Dialog Group BHD	(27,400)	(12,429)
Gamuda BHD	(172,500)	(253,171)
Lafarge Malaysia BHD	(1,300)	(3,523)
Petronas Dagangan BHD	(16,400)	(98,576)
Sapurakencana Petroleum Bhd	(444,000)	(330,618)
UMW Holdings BHD	(32,600)	(97,294)
		(832,434)
Malta
Brait SE	(87,394)	(665,212)
Mexico
Minera Frisco SAB de CV, Series A-1	(54,300)	(45,091)
Poland
LPP SA	(118)	(250,760)
Russia
MegaFon OAO — GDR	(1,325)	(22,525)
NovaTek OAO — GDR	(1,017)	(98,471)
Uralkali OJSC — GDR	(8,414)	(123,752)
		(244,748)
South Africa
Aspen Pharmacare Holdings, Ltd.	(12,746)	(387,600)
Discovery Holdings Ltd.	(4,903)	(54,411)
Imperial Holdings, Ltd.	(1,369)	(22,926)
Nampak Ltd.	(27,994)	(100,256)
Remgro Ltd.	(826)	(18,347)
Resilient Property Income Fund, Ltd.	(23,869)	(199,721)
RMB Holdings, Ltd.	(3,167)	(19,058)
Steinhoff International Holdings, Ltd.	(3,787)	(24,030)
Woolworths Holdings, Ltd.	(106,690)	(802,602)
		(1,628,951)
South Korea
Able C&C Co., Ltd.	(294)	(8,679)
Chabiotech Co., Ltd.	(1,290)	(19,726)
Cheil Industries, Inc.	(414)	(60,933)
Cosmax, Inc.	(114)	(15,391)

	Shares	Value
Reference Entity — Short
South Korea (concluded)
CrucialTec Co., Ltd.	(6,092)	$(65,940)
Daelim Industrial Co., Ltd.	(116)	(8,933)
Daewoo Engineering & Construction Co., Ltd.	(5,240)	(34,692)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(13,219)	(222,204)
Doosan Heavy Industries & Construction Co., Ltd.	(1,237)	(35,096)
Eo Technics Co., Ltd.	(2,172)	(223,654)
GS Holdings	(325)	(15,161)
Hanjin Transportation Co., Ltd.	(884)	(50,057)
Hansol Technics Co., Ltd.	(551)	(9,730)
Hanwha Chemical Corp.	(745)	(11,879)
Hanwha Life Insurance Co., Ltd.	(5,254)	(38,866)
Hotel Shilla Co., Ltd.	(34)	(3,385)
Hyundai Glovis Co., Ltd.	(311)	(68,220)
Hyundai Heavy Industries Co., Ltd.	(1,154)	(149,938)
Interpark Corp.	(1,319)	(10,975)
Kolao Holdings	(12,528)	(233,824)
OCI Co., Ltd.	(117)	(10,783)
Paradise Co., Ltd.	(1,416)	(32,851)
S-Oil Corp.	(1,977)	(134,701)
Samsung Fine Chemicals Co., Ltd.	(85)	(3,440)
Samsung Fire & Marine Insurance Co., Ltd.	(114)	(30,042)
Samsung Heavy Industries Co., Ltd.	(26,590)	(447,873)
Samsung SDI Co., Ltd.	(1,421)	(158,202)
Samsung Techwin Co., Ltd.	(2,090)	(53,681)
		(2,158,856)
Taiwan
Advantech Co., Ltd.	(8,000)	(65,902)
Epistar Corp.	(26,000)	(40,613)
Formosa Chemicals & Fibre Corp.	(7,000)	(17,837)
Hermes Microvision, Inc.	(1,000)	(70,318)
Hiwin Technologies Corp.	(16,480)	(125,656)
Hotai Motor Co., Ltd.	(25,000)	(433,159)
Kinsus Interconnect Technology Corp.	(2,000)	(6,100)
MediaTek, Inc.	(32,000)	(411,334)
Quanta Computer, Inc.	(15,000)	(37,634)
Radiant Opto-Electronics Corp.	(17,000)	(55,902)
ScinoPharm Taiwan, Ltd.	(2,000)	(3,349)
Tong Hsing Electronic Industries, Ltd.	(5,000)	(16,018)
Unimicron Technology Corp.	(165,000)	(98,215)
Winbond Electronics Corp.	(123,000)	(40,719)
Wistron Corp.	(125,000)	(106,339)
Yang Ming Marine Transport Corp.	(639,000)	(334,516)
		(1,863,611)
Thailand
Charoen Pokphand Foods PCL	(79,200)	(53,577)
CP ALL PCL	(664,600)	(846,753)
Hemaraj Land and Development PCL	(123,245)	(16,151)
Home Product Center PCL	(187,059)	(40,856)
True Corp. PCL	(822,500)	(304,398)
		(1,261,735)
Turkey
BIM Birlesik Magazalar	(8,960)	(165,882)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(31,068)	(35,887)
Petkim Petrokimya Holding	(64,840)	(91,117)
Ulker Biskuvi Sanayi	(24,451)	(186,836)
Zorlu Enerji Elektrik Uretim	(8,719)	(6,723)
		(486,445)
Total Reference Entity — Short		(15,283,012)
Net Value of Reference Entity — UBS AG		$16,715,866

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	23

Schedule of Investments (concluded)

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Consolidated Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$5,305,672	—	$5,305,672
Foreign Agency Obligations	—	3,212,532	—	3,212,532
Foreign Government Obligations	—	24,403,435	—	24,403,435
Investment Companies	$3,252,456	—	—	3,252,456
Short-Term Securities	30,478,690	—	—	30,478,690
Total	$33,731,146	$32,921,639	—	$66,652,785

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$4,478,653	—	$4,478,653
Interest Rate Contracts	—	63,426	—	63,426
Liabilities:
Equity Contracts	$(44,035)	—	—	(44,035)
Foreign Currency Exchange Contracts	—	(28,766)	—	(28,766)
Total	$(44,035)	$4,513,313	—	$4,469,278

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) of the investment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$116,286	—	—	$116,286
Cash pledged for financial futures contracts	101,000	—	—	101,000
Foreign currency at value	4,121	—	—	4,121
Liabilities:
Cash received as collateral for OTC derivatives	—	$(8,129,792)	—	(8,129,792)
Total	$221,407	$(8,129,792)	—	$(7,908,385)

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Consolidated Financial Statements.

24	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Statement of Assets and Liabilities

April 30, 2015 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $32,796,605)	$32,921,639
Investments at value — affiliated (cost — $33,749,672)	33,731,146
Unrealized appreciation on OTC swaps	4,542,079
Cash	116,286
Cash pledged for financial futures contracts	101,000
Investments sold receivable	349,938
Interest receivable	348,387
Capital shares sold receivable	10,283
Dividends receivable	7,646
Foreign currency at value (cost — $3,994)	4,121
Prepaid expenses	32,537
Total assets	72,165,062

Liabilities
Cash received as collateral for OTC derivatives	8,192,792
Investments purchased payable	1,919,358
Capital shares redeemed payable	91,952
Investment advisory fees payable	36,067
Unrealized depreciation on forward foreign currency exchange contracts	28,766
Variation margin payable on financial futures contracts	8,056
Administration fees payable	2,094
Service and distribution fees payable	1,501
Other accrued expenses payable	125,197
Total liabilities	10,405,783
Net Assets	$61,759,279

Net Assets Consist of
Paid-in capital	$59,485,782
Undistributed net investment income	137,265
Accumulated net realized loss	(2,272,068)
Net unrealized appreciation (depreciation)	4,408,300
Net Assets	$61,759,279

Net Asset Value
Institutional — Based on net assets of $58,635,620 and 5,793,585 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.12
Investor A — Based on net assets of $1,589,857 and 157,547 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.09
Investor C — Based on net assets of $1,533,802 and 152,954 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.03

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	25

Consolidated Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)
Investment Income
Interest	$535,890
Dividends — affiliated	73,350
Total income	609,240

Expenses
Investment advisory	273,520
Professional	64,307
Administration	14,524
Administration — Institutional	5,597
Administration — Investor A	102
Administration — Investor C	217
Service — Investor A	1,207
Service and distribution — Investor C	9,871
Transfer agent — Institutional	1,097
Transfer agent — Investor A	733
Transfer agent — Investor C	1,812
Registration	26,728
Accounting Services	24,687
Printing	16,377
Custodian	3,829
Officer and Trustees	2,346
Miscellaneous	35,121
Total expenses	482,075
Less fees waived by the Manager	(78,185)
Less administration fees waived — Institutional	(5,597)
Less administration fees waived — Investor A	(102)
Less administration fees waived — Investor C	(215)
Less transfer agent fees waived and/or reimbursed — Institutional	(1,097)
Less transfer agent fees waived and/or reimbursed — Investor A	(727)
Less transfer agent fees waived and/or reimbursed — Investor C	(1,810)
Total expenses after fees waived and/or reimbursed	394,342
Net investment income	214,898

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(158,965)
Capital gain distributions received from affiliated investment companies	37,390
Financial futures contracts	(21,624)
Foreign currency transactions	(55,188)
Swaps	(851,026)
(1,049,413)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	415,676
Investments — affiliated	(54,052)
Financial futures contracts	(119,406)
Foreign currency translations	(196,142)
Swaps	2,903,909
2,949,985
Total realized and unrealized gain	1,900,572
Net Increase in Net Assets Resulting from Operations	$2,115,470

See Notes to Consolidated Financial Statements.

26	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$214,898	$267,273
Net realized gain (loss)	(1,049,413)	593,910
Net change in unrealized appreciation (depreciation)	2,949,985	1,298,991
Net increase in net assets resulting from operations	2,115,470	2,160,174

Distributions to Shareholders From[1]
Net investment income:
Institutional	(336,028)	(418,234)
Investor A	(3,973)	(1,158)
Investor C	—	(613)
Decrease in net assets resulting from distributions to shareholders	(340,001)	(420,005)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	5,324,830	4,244,374

Net Assets
Total increase in net assets	7,100,299	5,984,543
Beginning of period	54,658,980	48,674,437
End of period	$61,759,279	$54,658,980
Undistributed net investment income, end of period	$137,265	$262,368
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	27

Consolidated Financial Highlights

	Institutional
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period May 16, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$9.84		$9.53	$10.00
Net investment income[2]	0.04		0.05	0.05
Net realized and unrealized gain (loss)	0.30		0.34	(0.52)
Net increase (decrease) from investment operations	0.34		0.39	(0.47)
Distributions from net investment income[3]	(0.06)		(0.08)	—
Net asset value, end of period	$10.12		$9.84	$9.53

Total Return[4]
Based on net asset value	3.57%	[5]	4.18%	(4.70)%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.71%	[7]	2.01%	1.92%	[7,8]
Total expenses after fees waived and/or reimbursed	1.40%	[7]	1.40%	1.40%	[7]
Net investment income	0.83%	[7]	0.56%	1.08%	[7]

Supplemental Data
Net assets, end of period (000)	$58,636		$51,671	$48,532
Portfolio turnover rate[9]	28%		37%	12%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the six months ended April 30, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.97%.
[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

28	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Consolidated Financial Highlights (continued)

	Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period May 16, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$9.81		$9.52	$10.00
Net investment income[2]	0.04		0.02	0.04
Net realized and unrealized gain (loss)	0.29		0.35	(0.52)
Net increase (decrease) from investment operations	0.33		0.37	(0.48)
Distributions from net investment income[3]	(0.05)		(0.08)	—
Net asset value, end of period	$10.09		$9.81	$9.52

Total Return[4]
Based on net asset value	3.41%	[5]	3.90%	(4.80)%	[5]

Ratios to Average Net Assets[6]
Total expenses	2.11%	[7]	2.54%	2.63%	[7,8]
Total expenses after fees waived and/or reimbursed	1.65%	[7]	1.65%	1.65%	[7]
Net investment income	0.85%	[7]	0.23%	0.82%	[7]

Supplemental Data
Net assets, end of period (000)	$1,590		$698	$71
Portfolio turnover rate[9]	28%		37%	12%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the six months ended April 30, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.66%.
[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	29

Consolidated Financial Highlights (concluded)

	Investor C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period May 16, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$9.73		$9.49	$10.00
Net investment income (loss)[2]	(0.02)		(0.05)	0.00	[3]
Net realized and unrealized gain (loss)	0.32		0.34	(0.51)
Net increase (decrease) from investment operations	0.30		0.29	(0.51)
Distributions from net investment income[4]	—		(0.05)	—
Net asset value, end of period	$10.03		$9.73	$9.49

Total Return[5]
Based on net asset value	3.08%	[6]	3.14%	(5.10)%	[6]

Ratios to Average Net Assets[7]
Total expenses	2.89%	[8]	3.25%	3.43%	[8,9]
Total expenses after fees waived and/or reimbursed	2.40%	[8]	2.40%	2.40%	[8]
Net investment income (loss)	(0.42)%	[8]	(0.57)%	0.06%	[8]

Supplemental Data
Net assets, end of period (000)	$1,534		$2,290	$71
Portfolio turnover rate[10]	28%		37%	12%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the six months ended April 30, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.
[8]	Annualized.
[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.47%.
[10]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

30	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Emerging Market Allocation Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None
[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Emerging Market Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. During the six months ended April 30, 2015, there were no transactions in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The Fund’s consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	31

Notes to Consolidated Financial Statements (continued)

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and will be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., financial futures contracts and swaps) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

32	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Notes to Consolidated Financial Statements (continued)

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Fund’s consolidated financial statements presented under U.S. GAAP for such investments held by the Subsidiary may differ significantly from distributions. As such, any net gain will pass through to the Fund as ordinary income for federal income tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically manage its exposure to certain risks such as equity risk and interest rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Fund invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited, if any, is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Fund enters into swap agreements in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	33

Notes to Consolidated Financial Statements (continued)

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is notated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Total return swaps — The Fund enters into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (dividends or interest plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments.
The Fund will pay an amount equal to any depreciation on a long position and appreciation on a short position including dividends from such positions. Conversely, the Fund will receive any appreciation on a long position and any depreciation on a short position including dividends from such positions. In addition, the Fund will also pay or receive a variable rate of interest based on the underlying benchmark rate plus or minus a spread (“financing fees”). The benchmark and spread are determined based upon the country and/or currency of each individual underlying position. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing fees. The agreement allows BlackRock Advisors, LLC (the “Manager”) to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion. The resulting gains or losses are recorded in the Consolidated Statement of Operations. Certain swaps have no stated expiration and can be terminated by either party at any time.
•	Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.
34	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Notes to Consolidated Financial Statements (continued)

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2015
		Value
	Consolidated Statement of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities
Equity contracts	Net unrealized appreciation on OTC swaps; Net unrealized depreciation on financial futures contracts[1]	$4,478,653	$(44,035)
Foreign currency exchange contracts	Net unrealized depreciation on forward foreign currency exchange contracts	—	$(28,766)
Interest rate contracts	Net unrealized appreciation on OTC swaps	$63,426	—
[1]	Includes cumulative appreciation (depreciation) on financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended April 30, 2015
	Net Realized Loss from	Net Change in Unrealized Appreciation (Depreciation) on
Equity contracts:
Financial futures contracts	$(21,624)	$(119,406)
Swaps	(851,026)	2,840,483
Foreign currency exchange contracts:
Forward foreign currency exchange contracts	—	(28,766)
Interest rate contracts:
Swaps	—	63,426
Total	$(872,650)	$2,755,737

For the six months ended April 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts purchased	$2,506,927
Foreign currency exchange contracts:
Average USD amounts sold	$1,286,224
Interest rate swaps:
Average notional amount-receives fixed rate	$2,844,425
Total return swaps:
Average notional amount	$31,516,569

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	35

Notes to Consolidated Financial Statements (continued)

Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

As of April 30, 2015, the Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	—	$8,056
Forward foreign currency exchange contracts	—	28,766
Swaps — OTC[1]	$4,542,079	—
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	4,542,079	36,822
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(8,056)
Total derivative assets subject to an MNA	$4,542,079	$28,766
[1]	Includes unrealized appreciation (depreciation) on OTC swap and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

As of April 30, 2015, the following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A	$63,426	—	—	—	$63,426
Goldman Sachs & Co	2,506,648	—	—	$(2,400,000)	106,648
UBS AG	1,972,005	—	—	(1,972,005)	—
Total	$4,542,079	—	—	$(4,372,005)	$170,074

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Standard Chartered Bank	$28,766	—	—	—	$28,766
[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from the counterparty in the event of default.
[4]	Net amount represents the net amount payable due to the counterparty in the event of default.
36	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Notes to Consolidated Financial Statements (continued)

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion - $3 Billion	0.94%
$3 Billion - $5 Billion	0.90%
$5 Billion - $10 Billion	0.87%
Greater than $10 Billion	0.85%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. The Manager has contractually agreed to waive its advisory fees on assets estimated to be attributed to investments in other equity and fixed income mutual funds managed by the Manager or its affiliates, if any. For the six months ended April 30, 2015, the Fund waived $22,082, which is included in fees waived by Manager in the Consolidated Statement of Operations.

The Manager, with respect to the Fund, entered into separate sub-advisory agreements with BlackRock International Limited, BlackRock Asset Management North Asia Limited and BlackRock (Singapore) Limited (collectively, the “Sub-Advisors”), each an affiliate of the Manager. The Manager pays the Sub-Advisors for services they provide a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	37

Notes to Consolidated Financial Statements (continued)

Effective January 1, 2015, the Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

Prior to January 1, 2015, State Street Bank and Trust Company and the Manager acted as co-administrators for the Fund. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of the Fund. The combined administration fee, which is shown as administration in the Consolidated Statement of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

In addition, the administrators may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Fund or a share class which are included in administration fees waived — class specific in the Consolidated Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

Expense Limitation
Institutional	1.40%
Investor A	1.65%
Investor C	2.40%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2016 unless approved by the Board, including a majority of the independent Trustees or by a vote of the majority of the outstanding voting securities of the Fund.

These amounts are included in fees waived by the Manager, administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific in the Consolidated Statement of Operations.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the

38	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Notes to Consolidated Financial Statements (continued)

Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2016	2017
Fund level	$276,538	$56,103
Institutional	$13,572	$6,693
Investor A	$873	$829
Investor C	$2,361	$2,025

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Fund which were subject to recoupment by the Manager expired on October 31, 2014:

Fund level	$88,195
Institutional	$5,354
Investor A	$103
Investor C	$92

For the six months ended April 30, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $1,119.

For the six months ended April 30, 2015, affiliates received CDSCs of $1,112 for the Fund’s Investor C Shares.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Consolidated Statement of Operations.

5. Purchases and Sales:

For the six months ended April 30, 2015, purchases and sales of investments, excluding short-term securities, were $15,255,996 and $8,639,607, respectively.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the year ended October 31, 2014 and the period ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2014, the Fund had a capital loss carryforward of $504,509, with no expiration dates, available to offset future realized capital gains.

As of April 30, 2015 gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$67,248,150
Gross unrealized appreciation	$643,728
Gross unrealized depreciation	(1,239,093)
Net unrealized depreciation	$(595,365)
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	39

Notes to Consolidated Financial Statements (continued)

7. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Fund, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2015, the Fund did not borrow under the credit agreement.

8. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

As of April 30, 2015, the Fund had the following industry classifications:

	Percent of Total Investments[1]
Industry	Long	Short	Total
Metals & Mining	5%	2%	7%
Capital Goods	4	3	7
Food, Beverage & Tobacco	3	3	6
Technology Hardware & Equipment	5	1	6
Banks	4	1	5
Semiconductors & Semiconductor Equipment	4	1	5
Telecommunication Services	2	2	4
Real Estate Management & Development	2	2	4
Energy	3	—	3
Transportation	3	—	3
Software & Services	2	1	3
Utilities	2	1	3
Food & Staples Retailing	2	1	3
Retailing	1	1	2
Oil, Gas & Consumable Fuels	1	1	2
Other	32 [1]	5 [2]	37
Total	75%	25%	100%
[1]	Consists of Foreign Government Obligations (17%) and Investment Companies (2%) with the remainder consisting of other industries that were each 1% or less of total investments (13%).
[2]	All other industries held were each 1% or less of total investments.
40	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Notes to Consolidated Financial Statements (concluded)

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Amount	Shares	Amount
Institutional
Shares sold	612,636	$5,959,565	203,220	$1,975,469
Shares issued in reinvestment of distributions	899	8,237	235	2,148
Shares redeemed	(71,135)	(690,465)	(45,465)	(441,872)
Net increase	542,400	$5,277,337	157,990	$1,535,745

Investor A
Shares sold	117,764	$1,135,990	133,990	$1,250,374
Shares issued in reinvestment of distributions	421	3,850	106	969
Shares redeemed	(31,854)	(304,529)	(70,299)	(648,259)
Net increase	86,331	$835,311	63,797	$603,084

Investor C
Shares sold	28,055	$273,324	228,616	$2,113,145
Shares issued in reinvestment of distributions	—	—	52	473
Shares redeemed	(110,442)	(1,061,142)	(859)	(8,073)
Net increase (decrease)	(82,387)	$(787,818)	227,809	$2,105,545
Total Net Increase	546,344	$5,324,830	449,596	$4,244,374

At April 30, 2015, the following shares of the Fund were owned by affiliates:

Institutional	5,091,436
Investor A	2,500
Investor C	2,500

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	41

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trust and Ronald W. Forbes resigned as a Trustee of the Trust and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Trustees of the Trust.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Effective May 18, 2015, Ian A. MacKinnon resigned as a Trustee of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809 Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom BlackRock Asset Management North Asia Limited Hong Kong, China BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809 Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Distributor BlackRock Investments, LLC New York, NY 10022 Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809
42	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015	43

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

44	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2015

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The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMAP-4/15-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: July 1, 2015

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds

Date: July 1, 2015

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